Related Parties and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 178,223,190	$ 164,923,939
Compass Minerals common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	79,316	89,262
Investments at fair value	$ 1,557,758	$ 1,004,200
Cost of asset	102,812	387,250
Selling price	$ 319,722	$ 224,612
Dividend declared and paid (in dollars per share)	$ 0.00	$ 0.15